Commitments and Contingencies (Details) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 21, 2026	Apr. 18, 2026	Mar. 31, 2026	Dec. 31, 2025	Jan. 28, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Underwriters option period			45 days	45 years
Underwriting discount per unit (in Dollars per share)			$ 0.2	$ 0.2
Total deferred fee				$ 8,956,250
Deferred underwriting remains outstanding			$ 8,956,250	$ 8,956,250		$ 8,956,250
Number of shares of common stock (in Shares)				10,500,000
Period commencing on the closing date of the business combination			180 days	180 days
After the closing date of the business combination			30 days	30 years
Par value per share			$ 0.0001	$ 0.0001		$ 0.0001
Lock-Up Agreements [Member]
Commitments and Contingencies [Line Items]
After the closing date of the business combination			180 days
Business Combination Agreement [Member]
Commitments and Contingencies [Line Items]
Number of shares of common stock (in Shares)			10,500,000
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Purchase of share price	$ 3,333,333
Aggregate purchase price	$ 32,000,000
Subsequent Event [Member] | Business Combination Agreement [Member]
Commitments and Contingencies [Line Items]
Percentage of Cumulative Preferred Stock		12.00%
Par value per share	$ 0.0001
Subsequent Event [Member] | PIPE Warrants [Member]
Commitments and Contingencies [Line Items]
Warrants to purchase common shares	5,000,000
Exercise price of warrants (in Dollars per share)	$ 12
Subsequent Event [Member] | Series A Cumulative Convertible Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Percentage of Cumulative Preferred Stock		12.00%
Subsequent Event [Member] | Series A Cumulative Convertible Preferred Stock [Member] | Business Combination Agreement [Member]
Commitments and Contingencies [Line Items]
Percentage of Cumulative Preferred Stock	12.00%
Subsequent Event [Member] | Series A Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Par value per share	$ 0.0001
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Total deferred fee			$ 8,956,250
Citigroup [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting expenses				$ 8,956,250	$ 8,956,250
Ace Green Recycling’s [Member]
Commitments and Contingencies [Line Items]
Number of shares of common stock (in Shares)			1,500,000	1,500,000
New Ace Green’s [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Number of shares of common stock (in Shares)	1,000,000
Conversion price	$ 12
New Ace Green’s [Member] | Subsequent Event [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Number of shares of common stock (in Shares)		5,000,000
New Ace Green’s [Member] | Subsequent Event [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Number of shares of common stock (in Shares)		1,000,000
New Ace Green’s [Member] | Subsequent Event [Member] | Series A Cumulative Convertible Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Percentage of Cumulative Preferred Stock	12.00%
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of additional units purchased (in Shares)			3,750,000	3,750,000
Underwriting discount			$ 75,000	$ 75,000
IPO [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting commissions per unit (in Dollars per share)			$ 0.35	$ 0.35
Deferred underwriting commission				$ 8,881,250
Other Underwriting Expense			$ 5,000,000	$ 5,000,000
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting commission			$ 8,881,250